FINANCIAL INSTRUMENTS - Effects of Derivatives on Earnings (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sales	$ 7,260	$ 6,822	$ 33,239	$ 29,654	$ 33,006
Cost of equipment and services sold	6,109	5,903	28,421	26,196	28,061
Selling, general, and administrative expense	1,202	1,186	4,845	5,360	4,821
Other income (expense) – net	73	(64)	324	370	33
Sales of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	(4)	(4)	(20)	(22)	11
Effect of derivatives not designated as hedges	0	2	0	5	(6)
Cost of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	9	0	1	0	0
Effect of derivatives not designated as hedges	29	38	156	104	(93)
Selling, general, and administrative expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	(16)	(1)	(6)	3	1
Other income (expense) – net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	(2)	(1)	(3)
Effect of derivatives not designated as hedges	(3)	(22)	(24)	47	27
Foreign currency exchange contracts | Sales of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	(4)	(4)	(20)	(22)	11
Effect of derivatives not designated as hedges	0	2	0	5	(6)
Foreign currency exchange contracts | Cost of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	9	0	1	0	0
Effect of derivatives not designated as hedges	29	28	122	129	(55)
Foreign currency exchange contracts | Selling, general, and administrative expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	(5)	(1)	1	3	1
Foreign currency exchange contracts | Other income (expense) – net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	(3)	(22)	(24)	47	27
Interest rate contracts | Sales of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	0	0	0	0	0
Interest rate contracts | Cost of equipment and services
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	0	10	34	(25)	(38)
Interest rate contracts | Selling, general, and administrative expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	0	0	0
Effect of derivatives not designated as hedges	(11)	0	(7)	0	0
Interest rate contracts | Other income (expense) – net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effects of cash flow hedges	0	0	(2)	(1)	(3)
Effect of derivatives not designated as hedges	$ 0	$ 0	$ 0	$ 0	$ 0